Segmented Information (Goodwill, Property, Plant And Equipment And Total Assets By Geographic Region) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill	$ 2,790	$ 2,917
Property, Plant and Equipment	9,857	18,015
Total Assets	15,644	24,531
Canada [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill	661	788
Property, Plant and Equipment	2,495	4,070
Total Assets	5,063	7,182
United States [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill	2,129	2,129
Property, Plant and Equipment	7,362	13,945
Total Assets	10,570	17,271
Other [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Goodwill	0	0
Total Assets	$ 11	$ 78